CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 103,173,555	$ 114,250,772
Short-term investment		2,992,343
Accounts receivable, net	2,499,084	2,387,747
Inventory	238,055	196,757
Prepaid income tax	797,711	402,460
Due from related parties	2,592,450	2,242,382
Prepayments and other current assets	4,128,248	2,904,695
Deferred tax assets-current	5,872,817	4,166,088
Total current assets	119,301,920	129,543,244
Investment in equity investees	16,138,860	14,047,509
Property and equipment, net	1,813,660	1,840,419
Prepayments for land use rights and building	2,162,445	3,008,520
Acquired intangible assets	1,113,495	1,252,572
Other assets	1,331,363	1,496,242
Total assets	141,861,743	151,188,506
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Taomee Holdings Limited of 1,538,665 and 730,535 as of December 31, 2013 and 2014, respectively)	786,446	1,549,908
Due to related parties (including due to related parties of the consolidated VIEs without recourse to Taomee Holdings Limited of 22,957 and 163,748 as of December 31, 2013 and 2014, respectively)	422,019	369,983
Advance from customers (including advance from customers of the consolidated VIEs without recourse to Taomee Holdings Limited of 6,184,953 and 5,860,035 as of December 31, 2013 and 2014 respectively)	8,236,080	6,960,857
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to Taomee Holdings Limited of 12,340,821 and 11,768,665 as of December 31, 2013 and 2014, respectively)	11,768,665	12,340,821
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Taomee Holdings Limited of 1,680,767 and 1,452,119 as of December 31, 2013 and 2014, respectively)	4,814,555	6,279,858
Deferred tax liabilities-current (including deferred tax liabilities of the consolidated VIEs without recourse to Taomee Holdings Limited of 1,758,134 and 386,092 as of December 31, 2013 and 2014, respectively)	698,800	1,758,134
Total current liabilities	26,726,565	29,259,561
Commitments and contingencies (Note 12)
Taomee Holdings Limited shareholders' equity
Ordinary shares ($0.00002 par value; 875,000,000 shares authorized; 741,126,859 and 751,088,350 shares issued; 735,913,039 and 708,350,670 shares outstanding as of December 31, 2013 and 2014, respectively)	15,022	14,823
Treasury stock (at cost)	(11,521,316)	(1,198,904)
Additional paid-in capital	76,308,327	73,757,483
Accumulated other comprehensive income	4,188,419	4,342,755
Retained earnings	45,860,434	44,853,977
Taomee Holdings Limited shareholders' equity	114,850,886	121,770,134
Noncontrolling interests	284,292	158,811
Total equity	115,135,178	121,928,945
Total liabilities and equity	$ 141,861,743	$ 151,188,506